Reinsurance - Assets and Liabilities Held in Support of Reserves (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Total assets, net	$ 28,892	$ 31,860
Liabilities
Total liabilities	29,007	31,972
Derivatives related to funds withheld under reinsurance treaties
Liabilities
Net fair value, derivative asset (liability)	(83)	(840)
Funds withheld embedded derivative | Derivatives related to funds withheld under reinsurance treaties
Liabilities
Net fair value, derivative asset (liability)	(120)	(827)
Debt securities
Assets
Total assets, net	19,094	24,474
Debt securities, at fair value under the fair value option
Assets
Total assets, net	164	168
Equity securities
Assets
Total assets, net	116	42
Mortgage loans
Assets
Total assets, net	4,739	2,986
Policy loans
Assets
Total assets, net	3,483	3,471
Freestanding derivative instruments, net
Assets
Total assets, net	37	(13)
Limited partnerships
Assets
Total assets, net	715	125
Cash and cash equivalents
Assets
Total assets, net	438	394
Accrued investment income
Assets
Total assets, net	162	190
Other assets and liabilities, net
Assets
Total assets, net	(56)	23
Funds held under reinsurance treaties
Liabilities
Total liabilities	$ 29,007	$ 31,972